Business Combinations (Details) - USD ($) $ in Millions				3 Months Ended		12 Months Ended
	Mar. 19, 2019	Mar. 19, 2019	Nov. 05, 2018	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019
Business Combinations
Purchase price, net of cash acquired					$ 27.9	$ 27.6	$ 140.0
Goodwill				$ 0.0		28.3	43.2
Goodwill				$ 0.0		28.3	$ 43.2
Purchase price adjustments						0.3
Motley
Business Combinations
Cash paid for acquisition			$ 140.0
Common stock value issued as consideration			9.0
Identified intangible assets including goodwill			71.8
Identified intangibles								$ 28.3
Goodwill			43.5					43.5
Goodwill			43.5					$ 43.5
Tecton and Red Bone
Business Combinations
Total consideration	$ 74.6	$ 74.6
Cash paid for acquisition	27.6	27.6
Common stock value issued as consideration	47.0	47.0
Identifiable assets	51.2	51.2
Identified intangibles	19.4	19.4
Goodwill	31.8	31.8
Goodwill	$ 31.8	$ 31.8
Acquisitions revenues					3.1
Tecton and Red Bone | Minimum
Business Combinations
Restriction period on re-sale of shares	6 months	6 months
Tecton and Red Bone | Maximum
Business Combinations
Restriction period on re-sale of shares	24 months	24 months
Tecton
Business Combinations
Identified intangibles					6.2	6.2
Goodwill					15.0	15.0
Goodwill					15.0	15.0
Acquisitions revenues						21.8
Red Bone
Business Combinations
Identified intangibles					13.2	13.2
Goodwill					16.8	16.8
Goodwill					$ 16.8	$ 16.8
Customer Contracts and Relationships and Covenants not to Compete [Member] | Motley
Business Combinations
Identified intangibles			$ 28.3
Customer contracts and relationships
Business Combinations
Useful Life (years)				20 years		20 years
Customer contracts and relationships | Motley
Business Combinations
Useful Life (years)			20 years
Customer contracts and relationships | Tecton and Red Bone
Business Combinations
Useful Life (years)	20 years	20 years
Covenants not to compete and other identified intangibles | Minimum
Business Combinations
Useful Life (years)				1 year 6 months		1 year 6 months
Covenants not to compete and other identified intangibles | Maximum
Business Combinations
Useful Life (years)				3 years		3 years
Covenants not to compete and other identified intangibles | Motley
Business Combinations
Useful Life (years)			3 years
Covenants not to compete and other identified intangibles | Tecton and Red Bone | Minimum
Business Combinations
Useful Life (years)	18 months
Covenants not to compete and other identified intangibles | Tecton and Red Bone | Maximum
Business Combinations
Useful Life (years)	3 years
Covenants not to compete and other identified intangibles | Tecton
Business Combinations
Useful Life (years)		18 months
Covenants not to compete and other identified intangibles | Red Bone
Business Combinations
Useful Life (years)		3 years